Segmented information (Business segments) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenue	$ 3,135,772	$ 2,587,758
Cost of products and services sold	2,072,488	1,805,768
Depreciation and amortization	280,702	220,324
Cost of sales	2,353,190	2,026,092
Gross profit (loss)	782,582	561,666
Administration	253,150	245,539
Exploration	19,419	17,551
Research and development	36,540	21,036
Other operating income	(37,683)	(7,509)
(Gain) loss on disposal of assets	1,042	2,188
Finance costs	147,171	115,869
Loss (gain) on derivatives	183,103	(37,791)
Finance income	(21,228)	(111,670)
Share of loss (earnings) from equity-accounted investees	10,844	(154,462)
Foreign exchange gains	(65,517)	(15,692)
Other expense (income)	(975)	(546)
Earnings (loss) before income taxes	256,716	487,153
Income tax expense	84,874	126,337
Net earnings (loss)	171,842	360,816
Capital expenditures for the year	211,635	153,631
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,676,620	2,153,153
Cost of products and services sold	1,757,155	1,532,316
Depreciation and amortization	238,726	175,457
Cost of sales	1,995,881	1,707,773
Gross profit (loss)	680,739	445,380
Administration	0	0
Exploration	19,419	17,551
Research and development	0	0
Other operating income	(35,090)	(1,875)
(Gain) loss on disposal of assets	253	1,825
Finance costs	0	0
Loss (gain) on derivatives	0	0
Finance income	0	0
Share of loss (earnings) from equity-accounted investees	(207,583)	(178,848)
Foreign exchange gains	0	0
Other expense (income)	0	(545)
Earnings (loss) before income taxes	903,740	607,272
Capital expenditures for the year	132,827	105,384
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	459,152	425,557
Cost of products and services sold	316,040	266,062
Depreciation and amortization	37,236	35,426
Cost of sales	353,276	301,488
Gross profit (loss)	105,876	124,069
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating income	(2,593)	(5,634)
(Gain) loss on disposal of assets	791	363
Finance costs	0	0
Loss (gain) on derivatives	0	0
Finance income	0	0
Share of loss (earnings) from equity-accounted investees	0	0
Foreign exchange gains	0	0
Other expense (income)	0	0
Earnings (loss) before income taxes	107,678	129,340
Capital expenditures for the year	48,667	42,546
WEC [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,892,467	521,074
Cost of products and services sold	1,016,980	200,285
Depreciation and amortization	356,864	60,766
Cost of sales	1,373,844	261,051
Gross profit (loss)	1,518,623	260,023
Administration	1,460,657	244,400
Exploration	0	0
Research and development	0	0
Other operating income	0	0
(Gain) loss on disposal of assets	0	0
Finance costs	225,188	26,274
Loss (gain) on derivatives	0	2,838
Finance income	(4,381)	(1,885)
Share of loss (earnings) from equity-accounted investees	0	0
Foreign exchange gains	0	0
Other expense (income)	116,697	19,424
Earnings (loss) before income taxes	(279,538)	(31,028)
Capital expenditures for the year	176,229	42,405
Adjustments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(2,892,467)	(521,074)
Cost of products and services sold	(1,016,980)	(200,285)
Depreciation and amortization	(356,864)	(60,766)
Cost of sales	(1,373,844)	(261,051)
Gross profit (loss)	(1,518,623)	(260,023)
Administration	(1,460,657)	(244,400)
Exploration	0	0
Research and development	0	0
Other operating income	0	0
(Gain) loss on disposal of assets	0	0
Finance costs	(225,188)	(26,274)
Loss (gain) on derivatives	0	(2,838)
Finance income	4,381	1,885
Share of loss (earnings) from equity-accounted investees	218,427	24,386
Foreign exchange gains	0	0
Other expense (income)	(116,697)	(19,424)
Earnings (loss) before income taxes	61,111	6,642
Capital expenditures for the year	(176,229)	(42,405)
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	9,048
Cost of products and services sold	(707)	7,390
Depreciation and amortization	4,740	9,441
Cost of sales	4,033	16,831
Gross profit (loss)	(4,033)	(7,783)
Administration	253,150	245,539
Exploration	0	0
Research and development	36,540	21,036
Other operating income	0	0
(Gain) loss on disposal of assets	(2)	0
Finance costs	147,171	115,869
Loss (gain) on derivatives	183,103	(37,791)
Finance income	(21,228)	(111,670)
Share of loss (earnings) from equity-accounted investees	0	0
Foreign exchange gains	(65,517)	(15,692)
Other expense (income)	(975)	(1)
Earnings (loss) before income taxes	(536,275)	(225,073)
Capital expenditures for the year	$ 30,141	$ 5,701